Other Components of Equity - Summary of Movement of Equity Instruments Held as Fair Value (Detail) - 12 months ended Mar. 31, 2019 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Balance at the beginning	₨ 913,521.0
Balance at the end	558,067.4	$ 8,069.9
Equity instruments held as fair value through other comprehensive income [Member]
Effect of transition to IFRS 9 (refer note 2(x))	1,392.8	20.1
Other Comprehensive income for the year	438.1	6.3
Income tax relating to gain/(loss) recognized on equity investments, where applicable	3.9	0.1
Profit on sale of equity investments reclassified to retained earnings	(49.3)	(0.7)
Balance at the end	₨ 1,785.5	$ 25.8